Convertible Promissory Note (Details Narrative) (USD $)	12 Months Ended		184 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Convertible Promissory Note Details Narrative
Interest expense related to the Loan	$ 999,485
Accretion related to the debt discount	515
Interest expense	$ 30,325	$ 26,231	$ 68,949